UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $1,864,923 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     2903   281611 SH       SOLE                   281611        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    99023  3085800 SH       SOLE                  3085800        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    64180  2000000 SH  CALL SOLE                  2000000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   105495  1488573 SH       SOLE                  1488573        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    53193   140000 SH  CALL SOLE                   140000        0        0
CIT GROUP INC                  COM NEW          125581801    59237  1662100 SH       SOLE                  1662100        0        0
COLFAX CORP                    COM              194014106    16473   597490 SH       SOLE                   597490        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    26000  1019600 SH       SOLE                  1019600        0        0
ELECTRONIC ARTS INC            COM              285512109    18525  1500000 SH  CALL SOLE                  1500000        0        0
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100    26887  1365500 SH       SOLE                  1365500        0        0
INTEGRA LIFESCIENCES HLDGS C   COM NEW          457985208    31812   855614 SH       SOLE                   855614        0        0
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     3672   375800 SH       SOLE                   375800        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    52293  1053667 SH       SOLE                  1053667        0        0
LOCKHEED MARTIN CORP           COM              539830109    52248   600000 SH  CALL SOLE                   600000        0        0
MRC GLOBAL INC                 COM              55345K103    29954  1407600 SH       SOLE                  1407600        0        0
OMNICARE INC                   COM              681904108   117700  3768815 SH       SOLE                  3768815        0        0
ORACLE CORP                    COM              68389X105    61711  2077800 SH       SOLE                  2077800        0        0
ROCKWOOD HLDGS INC             COM              774415103    28085   633265 SH       SOLE                   633265        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   132720  2449619 SH       SOLE                  2449619        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   417147  3065000 SH  PUT  SOLE                  3065000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   175743  3923711 SH       SOLE                  3923711        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   141115  3150600 SH  CALL SOLE                  3150600        0        0
VIACOM INC NEW                 CL B             92553P201    69312  1474100 SH       SOLE                  1474100        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    79495  1499905 SH       SOLE                  1499905        0        0